Fair Value of Financial Instruments (Details Narrative) $ in Millions	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 20, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument restrictive covenants cumulative net sales requirement			$ 100.0
Baker Bros. Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument restrictive covenants cumulative net sales requirement	$ 100.0	$ 100.0
Baker Bros. Notes [Member] | Measurement Input Royalty Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	3.05	3.5
Baker Bros. Notes [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	19.00	19.0